Subsequent Events	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS
Effective November 13, 2012, we increased our ownership in Cash Genie from 72% to 95% as a result of one of the selling shareholders exercising their put option. Pursuant to the terms of the put option agreement, the additional 23% ownership was acquired in exchange for 592,461 shares of newly issued Class A Non-voting stock of EZCORP, Inc. valued at $10.4 million. Those shares were issued pursuant to the company's “shelf” registration statement on Form S-4.